Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 6.9%
Cogent Communications Holdings, Inc.	2,661	$205,429
KT Corp. (South Korea)(1)	13,905	183,407
Mobile TeleSystems PJSC (Russia)(2)	387,202	4
Orange SA (France)(1)	16,741	199,720
Spok Holdings, Inc.	13,086	216,704
TELUS Corp. (Canada)	10,907	195,236
TIM SA/Brazil (Brazil)(1)(3)	10,352	181,988
Total Communication Services		1,182,488
Consumer Staples - 1.1%
Fresh Del Monte Produce, Inc.	7,501	184,375
Energy - 34.2%
Alliance Resource Partners LP	9,738	204,595
APA Corp.	5,381	168,587
Berry Corp.	27,459	184,250
Black Stone Minerals LP(3)	11,507	188,715
Canadian Natural Resources Ltd. (Canada)	2,997	191,778
ConocoPhillips	1,638	183,243
Coterra Energy, Inc.	7,574	188,441
Crescent Point Energy Corp. (Canada)	27,985	182,462
Devon Energy Corp.	4,226	177,577
Diamondback Energy, Inc.	1,228	188,793
Dorchester Minerals LP(3)	6,082	191,096
Ecopetrol SA (Colombia)(1)(3)	16,273	195,764
EOG Resources, Inc.	1,579	179,674
Equinor ASA (Norway)(1)	6,141	176,062
Geopark Ltd. (Colombia)	22,093	194,197
Hess Midstream LP Class A	6,126	207,120
Imperial Oil Ltd. (Canada)	3,421	197,358
Kimbell Royalty Partners LP	12,560	188,651
Natural Resource Partners LP	2,105	204,711
New Fortress Energy, Inc.(3)	5,308	176,385
Ovintiv, Inc.	4,416	187,327
Patterson-UTI Energy, Inc.	17,414	193,121
Petroleo Brasileiro SA (Brazil)(1)	12,340	210,644
Pioneer Natural Resources Co.	848	194,896
Plains All American Pipeline LP	12,691	195,949
Plains GP Holdings LP Class A(3)	12,077	195,406
Sabine Royalty Trust	2,880	176,198
Sitio Royalties Corp. Class A(3)	8,510	181,518
Tenaris SA(1)	5,527	175,814
Viper Energy, Inc.	6,039	188,538
Western Midstream Partners LP	6,887	197,864
Total Energy		5,866,734
Materials - 8.2%
B2Gold Corp. (Canada)	59,918	167,770
Cia Siderurgica Nacional SA (Brazil)(1)	52,081	183,846
Gerdau SA (Brazil)(1)	41,100	173,853
Gold Fields Ltd. (South Africa)(1)	12,106	179,169
ICL Group Ltd. (Israel)	38,542	175,366
Sibanye Stillwater Ltd. (South Africa)(1)	35,720	172,885
Southern Copper Corp. (Mexico)	2,296	188,502
Vale SA (Brazil)(1)	12,589	172,343
Total Materials		1,413,734
Real Estate - 32.1%
Agree Realty Corp.	3,085	183,897
American Assets Trust, Inc.	8,451	189,556
American Tower Corp.	907	177,455
Apple Hospitality REIT, Inc.	11,331	181,976
Brixmor Property Group, Inc.	8,217	184,389
Broadstone Net Lease, Inc.	11,215	180,225
Camden Property Trust	1,974	185,240
Crown Castle, Inc.	1,667	180,453
CubeSmart	4,240	183,253
EastGroup Properties, Inc.	1,053	186,834
EPR Properties	3,992	176,726
Essential Properties Realty Trust, Inc.	7,486	186,476
Extra Space Storage, Inc.	1,257	181,561
First Industrial Realty Trust, Inc.	3,685	189,851
Host Hotels & Resorts, Inc.	10,001	192,219
Innovative Industrial Properties, Inc.	1,945	181,332
InvenTrust Properties Corp.	7,471	185,505
Invitation Homes, Inc.	5,629	185,363
Kimco Realty Corp.	8,787	177,497
Mid-America Apartment Communities, Inc.	1,448	182,998
National Storage Affiliates Trust	4,723	176,404
Outfront Media, Inc.	13,890	180,848
Public Storage	658	186,339
Regency Centers Corp.	2,910	182,370
Retail Opportunity Investments Corp.	13,905	188,969
Rexford Industrial Realty, Inc.	3,451	181,488
Ryman Hospitality Properties, Inc.	1,784	196,062
SITE Centers Corp.	14,007	186,573
Tanger, Inc.	6,814	183,297
Terreno Realty Corp.	3,027	180,803
Total Real Estate		5,515,959
Utilities - 14.8%
Alliant Energy Corp.	3,802	185,005
American Electric Power Co., Inc.	2,383	186,207
Avista Corp.	5,498	186,987
Cia Energetica de Minas Gerais (Brazil)(1)	82,742	188,652
Clearway Energy, Inc. Class C	7,208	174,722
CMS Energy Corp.	3,348	191,372
Enel Chile SA (Chile)(1)	57,564	166,360
Eversource Energy	3,158	171,227
New Jersey Resources Corp.	4,343	177,325
NextEra Energy Partners LP	6,433	192,025
NiSource, Inc.	7,325	190,230
ONE Gas, Inc.	3,027	185,767
PNM Resources, Inc.	4,503	163,144
WEC Energy Group, Inc.	2,339	188,897
Total Utilities		2,547,920
Total Common Stocks
(Cost $19,567,169)		16,711,210

SECURITIES LENDING COLLATERAL - 4.4%

Money Market Fund - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(4)(5)
(Cost $762,906)	762,906	762,906

TOTAL INVESTMENTS - 101.7%
(Cost $20,330,075)		17,474,116
Liabilities in Excess of Other Assets - (1.7)%		(291,076)
Net Assets - 100.0%		$17,183,040

(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2024 (unaudited)

(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $945,589; total market value of collateral held by the Fund was $982,704. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $219,798.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2024.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,711,206	$—	$4	$16,711,210
Money Market Fund	762,906	—	—	762,906
Total	$17,474,112	$—	$4	$17,474,116

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of January 31, 2024.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2024.